American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2023

Ginnie Mae - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	1,519,835	1,462,214
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 2/20/34	1,877,340	1,854,932
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 8/20/47	3,345,176	3,215,249
GNMA, VRN, 2.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,687,814	1,659,517
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 3/20/48 to 8/20/49	2,449,815	2,366,724
		10,558,636
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.9%
GNMA, 5.50%, TBA	10,498,000	10,449,611
GNMA, 6.00%, TBA	13,039,000	13,121,611
GNMA, 6.50%, 9/20/23 to 11/15/38	992,772	1,029,626
GNMA, 7.50%, 12/20/23 to 2/20/31	39,167	40,260
GNMA, 8.00%, 2/15/24 to 7/20/30	79,437	79,556
GNMA, 8.50%, 7/20/24 to 12/15/30	36,426	38,354
GNMA, 9.00%, 12/15/24	611	611
GNMA, 9.50%, 1/20/25 to 7/20/25	6,632	6,618
GNMA, 9.25%, 3/15/25	8,938	8,929
GNMA, 7.00%, 12/20/25 to 12/20/29	149,801	153,324
GNMA, 6.00%, 2/20/26 to 2/20/39	7,398,737	7,674,055
GNMA, 8.75%, 7/15/27	16,486	16,465
GNMA, 5.50%, 4/15/33 to 8/15/39	8,969,725	9,131,809
GNMA, 4.50%, 7/15/33 to 5/20/52	23,152,820	22,725,733
GNMA, 4.00%, 12/20/39 to 4/20/52	35,563,969	33,839,431
GNMA, 5.00%, 6/20/40 to 3/20/53	14,615,445	14,614,299
GNMA, 3.50%, 12/20/41 to 3/20/52	66,092,032	61,857,262
GNMA, 3.00%, 2/20/43 to 9/20/51	97,888,643	88,010,501
GNMA, 2.50%, 7/20/46 to 11/20/52	104,156,029	90,741,178
GNMA, 2.00%, 10/20/50 to 11/20/51	104,388,376	87,145,193
GNMA, 3.50%, 2/20/52(1)	11,377,171	10,507,334
		451,191,760
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $504,380,979)		461,750,396
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
GNMA, Series 2002-13, Class FA, VRN, 5.66%, (1-month LIBOR plus 0.50%), 2/16/32	109,233	109,240
GNMA, Series 2003-110, Class F, VRN, 5.56%, (1-month LIBOR plus 0.40%), 10/20/33	523,052	522,086
GNMA, Series 2003-66, Class HF, VRN, 5.61%, (1-month LIBOR plus 0.45%), 8/20/33	274,254	274,427
GNMA, Series 2004-76, Class F, VRN, 5.55%, (1-month LIBOR plus 0.40%), 9/20/34	501,850	499,913
GNMA, Series 2005-13, Class FA, VRN, 5.35%, (1-month LIBOR plus 0.20%), 2/20/35	1,035,190	1,023,418
GNMA, Series 2007-5, Class FA, VRN, 5.29%, (1-month LIBOR plus 0.14%), 2/20/37	1,085,087	1,082,572
GNMA, Series 2007-58, Class FC, VRN, 5.65%, (1-month LIBOR plus 0.50%), 10/20/37	656,919	655,444
GNMA, Series 2008-2, Class LF, VRN, 5.61%, (1-month LIBOR plus 0.46%), 1/20/38	852,493	847,016
GNMA, Series 2008-27, Class FB, VRN, 5.71%, (1-month LIBOR plus 0.55%), 3/20/38	1,511,230	1,515,061
GNMA, Series 2008-61, Class KF, VRN, 5.83%, (1-month LIBOR plus 0.67%), 7/20/38	752,621	754,025
GNMA, Series 2008-88, Class UF, VRN, 6.16%, (1-month LIBOR plus 1.00%), 10/20/38	662,087	663,557
GNMA, Series 2009-92, Class FJ, VRN, 5.84%, (1-month LIBOR plus 0.68%), 10/16/39	399,817	399,568
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	3,044,451	2,422,355
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	2,699,346	2,081,553
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,143,472)		12,850,235

SHORT-TERM INVESTMENTS — 3.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,486	12,486
Repurchase Agreements — 3.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $2,735,339), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $2,666,307)		2,665,192
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $14,740,092), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $14,457,069)		14,451,000
		17,116,192
TOTAL SHORT-TERM INVESTMENTS (Cost $17,128,678)		17,128,678
TOTAL INVESTMENT SECURITIES — 105.6% (Cost $535,653,129)		491,729,309
OTHER ASSETS AND LIABILITIES — (5.6)%		(26,246,883)
TOTAL NET ASSETS — 100.0%		$465,482,426

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	121	September 2023	$24,604,594	$(99,064)
U.S. Treasury 5-Year Notes	64	September 2023	6,854,000	(29,124)
U.S. Treasury 10-Year Ultra Notes	21	September 2023	2,487,187	(15,727)
U.S. Treasury Long Bonds	96	September 2023	12,183,000	61,113
U.S. Treasury Ultra Bonds	17	September 2023	2,315,719	35,435
			$48,444,500	$(47,367)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	7	September 2023	$785,859	$4,361
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,472,131.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$461,750,396	—
U.S. Government Agency Collateralized Mortgage Obligations	—	12,850,235	—
Short-Term Investments	$12,486	17,116,192	—
	$12,486	$491,716,823	—
Other Financial Instruments
Futures Contracts	$100,909	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$143,915	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.